Debt - Additional Information (Detail) € in Millions, ¥ in Billions									12 Months Ended
	Nov. 28, 2023 USD ($)	Jul. 07, 2023 USD ($)	Dec. 13, 2022 USD ($)	Dec. 13, 2022 EUR (€)	Sep. 22, 2022 JPY (¥)	Aug. 31, 2022 USD ($)	Aug. 19, 2022 USD ($)	Mar. 18, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Aug. 28, 2023 USD ($)
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount									$ 5,800,000,000
Aggregate principal amount									5,900,000,000
Other debt and fair value adjustments, total									144,700,000
Debt discount and issuance costs									29,100,000	$ 30,100,000
Proceeds from senior notes	$ 499,800,000								499,800,000		$ 1,599,800,000
Loss on early extinguishment of debt											165,100,000
Debt re-acquisition price											2,154,800,000
Long-term debt, carrying value											1,982,700,000
Debt tender fees											5,000,000
Gain on reverse treasury lock											12,000,000
Estimated fair value									$ 5,602,100,000
Weighted average interest rate for all borrowings, long-term debt									3.20%	3.20%		3.20%
Interest paid on Debt									$ 200,600,000	$ 161,700,000	$ 219,000,000
Line of credit facility maturity description									underlying notes that have maturities of three months or less
ZimVie to Zimmer Biomet
Debt Instrument [Line Items]
Cash								$ 540,600,000
2023 Five-Year Credit Agreement [Member]
Debt Instrument [Line Items]
Outstanding borrowings									$ 0
2023 Five-Year Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio									4.50%			4.50%
Consolidated EBITDA ratio thereafter									5.00%			5.00%
2023 Five-Year Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio									1.00%			1.00%
Consolidated EBITDA ratio thereafter									1.00%			1.00%
2023 364-Day Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Maturity date of debt instrument									Jul. 05, 2024
Debt instrument									$ 1,000,000,000
Outstanding borrowings									$ 0
2023 364-Day Revolving Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio									4.50%			4.50%
Consolidated EBITDA ratio thereafter									5.00%			5.00%
2023 364-Day Revolving Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio									1.00%			1.00%
Consolidated EBITDA ratio thereafter									1.00%			1.00%
Uncommitted Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument													$ 300,000,000
Outstanding borrowings									$ 50,000,000
2021 Five-Year Revolving Facility
Debt Instrument [Line Items]
Proceeds from revolving facility								100,000,000
2022 Five-Year Credit Agreement [Member]
Debt Instrument [Line Items]
Outstanding borrowings		$ 520,000,000
2022 364-Day Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument							$ 1,000,000,000
Outstanding borrowings							0
Euro Notes [Member]
Debt Instrument [Line Items]
Term loan | €												€ 1,000.0
Euro Notes [Member] | Due in 2022 [Member]
Debt Instrument [Line Items]
Interest rate			1.414%	1.414%
Euro Notes [Member] | 1.414% [Member] | Due in 2022 [Member]
Debt Instrument [Line Items]
Maturity date of debt instrument						Dec. 13, 2022
Redemption of outstanding principal amount | €				€ 500.0
Japan Term Loan A [Member]
Debt Instrument [Line Items]
Redemption of outstanding principal amount | ¥					¥ 11.7
Japan Term Loan B [Member]
Debt Instrument [Line Items]
Redemption of outstanding principal amount | ¥					¥ 21.3
Senior Notes [Member] | 3.150% [Member] | Due in 2022 [Member]
Debt Instrument [Line Items]
Redemption of outstanding principal amount								$ 750,000,000
Senior Notes [Member] | 1.450% [Member] | Due in 2024 [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 850,000,000	$ 850,000,000
Interest rate									1.45%	1.45%		1.45%
Senior Notes [Member] | 2.600% [Member] | Due in 2031 [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 750,000,000	$ 750,000,000
Interest rate									2.60%	2.60%		2.60%
Senior Notes [Member] | 3.700% Senior Notes due 2023 [Member] | Due in 2023 [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 86,300,000
Redemption of outstanding principal amount									$ 86,300,000
Interest rate									3.70%	3.70%		3.70%
Senior Notes [Member] | 3.550% [Member] | Due in 2025 [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 863,000,000	$ 863,000,000
Interest rate									3.55%	3.55%		3.55%
Senior Notes [Member] | 3.550% [Member] | Due in 2030 [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 257,500,000	$ 257,500,000
Interest rate									3.55%	3.55%		3.55%
Senior Notes [Member] | 5.350% [Member] | Due in 2028 [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 500,000,000								$ 500,000,000
Interest rate	5.35%								5.35%	5.35%		5.35%
Multicurrency Revolving Facility [Member] | 2023 Five-Year Credit Agreement [Member]
Debt Instrument [Line Items]
Maturity date of debt instrument		Jul. 07, 2028
Debt instrument		$ 1,500,000,000
Debt instrument, term		5 years
Uncommitted incremental feature		$ 500,000,000
Multicurrency Revolving Facility [Member] | 2022 Five-Year Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument							$ 1,500,000,000
Debt instrument, term							5 years
Short-Term Term Loan [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 83,000,000
Short-Term Term loan proceeds			$ 83,000,000
Short-Term Term Loan [Member] | Due in 2023 [Member]
Debt Instrument [Line Items]
Redemption of outstanding principal amount									$ 83,000,000